Assets under management (Tables)	12 Months Ended
Dec. 31, 2023
Assets under management and net new assets
Assets under management
end of	2023	2022
CHF billion
Assets in collective investment instruments managed by Credit Suisse	175.1	194.6
Assets with discretionary mandates	215.2	244.1
Other assets under management	785.6	852.8
Assets under management (including double counting)	1,175.9	1,291.5
of which double counting	23.8	31.9
Changes in assets under management
	2023	2022
Assets under management (CHF billion)
Balance at beginning of period [1]	1,291.5	1,611.0
Net new assets/(net asset outflows)	(106.7)	(122.5)
Market movements, interest, dividends and foreign exchange	17.7	(169.9)
of which market movements, interest and dividends [2]	69.8	(165.9)
of which foreign exchange	(52.1)	(4.0)
Other effects	(26.6)	(27.1)
Balance at end of period	1,175.9	1,291.5
1 Including double counting.
2 Net of commissions and other expenses and net of interest expenses charged.